<SEQUENCE>1
<FILENAME>13FQ2-2002.xfd




			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, DC 20549

			FORM 13-F

			FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment 		[ ]; Amendment Number:
This Amendment {Check only one}	 [] is a restatement
				[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Principal
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo 	  New York, NY 		July 25, 2002

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager: Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 72
Form 13-F Information Table Value Toatl: $177,042 (x$1000)
List of Other Included Managers: No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


 FORM 13F INFORMATION TABLE
                                                                 VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER   VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
AOL Time Warner Inc            COM              02364J104      199    13500 SH       SOLE                    11100              2400
Abercrombie and Fitch Co       COM              002896207      605    25070 SH       SOLE                    24800               270
Affiliated Computer Services   COM              008190100     3044    64120 SH       SOLE                    56000              8120
American Capital Strategies Lt COM              024937104     3485   126879 SH       SOLE                    71500             55379
American Intl. Group Inc.      COM              026874107    10362   151869 SH       SOLE                   104848             47021
Anadarko Petroleum Corp        COM              032511107     1642    33300 SH       SOLE                    21500             11800
Apache Corp                    COM              037411105     3415    59410 SH       SOLE                    38980             20430
Apex Mortgage Capital Inc      COM              037564101     1263    84250 SH       SOLE                    56600             27650
BUCA Inc                       COM              117769109      910    47790 SH       SOLE                    44800              2990
Bank of America                COM              060505104     4573    65000 SH       SOLE                    45000             20000
Benchmark Electronics Inc      COM              08160H101     1011    34870 SH       SOLE                    29850              5020
CDW Computer Centers Inc       COM              125129106     1157    24710 SH       SOLE                    18300              6410
Celestica                      COM              15101Q108      459    20210 SH       SOLE                    13300              6910
Cellular Technical Services Co COM              151167301       74    64550 SH       SOLE                    36480             28070
Charter Municipal Mortgage Acc COM              160908109     2482   138800 SH       SOLE                   112300             26500
Chordiant Software Inc         COM              170404107      214   109830 SH       SOLE                   101700              8130
Cisco Systems. Inc.            COM              17275R102      204    14620 SH       SOLE                                      14620
Citigroup Inc                  COM              172967101     6930   178837 SH       SOLE                   119706             59131
Concord EFS Inc. Com           COM              206197105     1184    39290 SH       SOLE                    28500             10790
Cubist Pharmaceuticals Inc     COM              229678107      290    30780 SH       SOLE                    30500               280
Dollar Gen Corp.               COM              256669102     1328    69770 SH       SOLE                    58000             11770
Envirosource Inc               COM              29409K705      770     8000 SH       SOLE                     6000              2000
Esperion Therapeutics          COM              29664R106      194    35700 SH       SOLE                    23200             12500
Evergreen Resources Inc. Com   COM              299900308     7034   165510 SH       SOLE                   106900             58610
Exxon Mobil Corporation        COM              30231G102      731    17852 SH       SOLE                    17852
Fairchild Semiconductor Int'l  COM              303726103      875    35995 SH       SOLE                    35200               795
Federal Home Loan Mortgage     COM              313400301     5070    82840 SH       SOLE                    66300             16540
Federal National Mortgage Assn COM              313586109     4698    63700 SH       SOLE                    51200             12500
First Data Corp.               COM              319963104      298     8000 SH       SOLE                     8000
General Electric               COM              369604103     1901    65442 SH       SOLE                    65442
Home Depot Inc.                COM              437076102     2905    79095 SH       SOLE                    58775             20320
ICON plc                       COM              45103T107     1031    36160 SH       SOLE                    35900               260
IMS Health Inc.                COM              449934108     5101   284180 SH       SOLE                   185000             99180
Intel Corp.                    COM              458140100     3151   172460 SH       SOLE                   127120             45340
Intl. Business Mach. Corp.     COM              459200101     7970   110700 SH       SOLE                    77600             33100
Inveresk Research Group Inc    COM              461238107      130    10000 SH       SOLE                    10000
Itron Inc                      COM              465741106      304    11580 SH       SOLE                    11300               280
Johnson & Johnson              COM              478160104     2933    56124 SH       SOLE                    49224              6900
Kimberly Clark Corp            COM              494368103      842    13576 SH       SOLE                    13576
Landry's Restaurants Inc.      COM              51508l103     2796   109620 SH       SOLE                    86600             23020
Liberty Media Corp             COM              530718105    13850  1385011 SH       SOLE                  1021445            363566
Lowes Companies Inc.           COM              548661107     2379    52400 SH       SOLE                    42400             10000
MGIC Investment Corporation    COM              552848103     6888   101600 SH       SOLE                    70500             31100
Magnum Hunter Resources Inc    COM              55972F203      876   111060 SH       SOLE                    98600             12460
Marsh & McLennan Co. Inc.      COM              571748102     2424    25090 SH       SOLE                    21300              3790
Medicis Pharmaceutical Corp.   COM              584690309     1029    24065 SH       SOLE                    16300              7765
Microsoft Corp                 COM              594918104    19085   348896 SH       SOLE                   236918            111978
Millicom International Cellula COM              L6388F102      698   435945 SH       SOLE                   326850            109095
Mykrolis Corp                  COM              62852P103      333    28200 SH       SOLE                    28200
NetRatings Inc                 COM              64116M108      301    32870 SH       SOLE                    32400               470
Nextel Communications Inc. Cl. COM              65332V103     1727   538020 SH       SOLE                   347760            190260
Nextel Partners Inc            COM              65333F107      444   147490 SH       SOLE                   144900              2590
PMI Group Inc                  COM              69344M101     9027   236300 SH       SOLE                   163900             72400
Paychex Inc. Com.              COM              704326107      485    15513 SH       SOLE                    14564               950
Pharmaceutical Product & Dev.  COM              717124101     1091    41430 SH       SOLE                    41000               430
ProBusiness Services Inc       COM              742674104      195    13415 SH       SOLE                    12800               615
Renaissance Re Holdings Ltd    COM              G7496G103     4160   113660 SH       SOLE                    86600             27060
Rent A Center Inc              COM              76009N100     1216    20970 SH       SOLE                    19800              1170
Respironics Inc.               COM              761230101     1023    30030 SH       SOLE                    29700               330
Scottish Annuity and Life Hold COM              G7885T104      659    34520 SH       SOLE                    32200              2320
Spinnaker Exploration          COM              84855W109      911    25290 SH       SOLE                    25000               290
TTM Tech Inc                   COM              87305R109      547   104440 SH       SOLE                    92500             11940
Tetra Tech Inc                 COM              88162G103      911    62000 SH       SOLE                    54000              8000
Tractor Supply Co.             COM              892356106     1200    16900 SH       SOLE                    16900
Transocean Sedco Forex Inc     COM              g90078109      295     9461 SH       SOLE                     9461
Tyco Int'l Ltd                 COM              902124106      239    17704 SH       SOLE                    11604              6100
Varian Semiconductor Equipment COM              922207105      979    28850 SH       SOLE                    27000              1850
Vodafone Airtouch PLC FGN Com  COM              G93882101     1050   840262 SH       SOLE                   557207            283055
Vodafone Group Plc             COM              92857W100     6540   479105 SH       SOLE                   377519            101586
Yellow Corp                    COM              985509108      665    20510 SH       SOLE                    20300               210
Nextel Communications Pfd Ser  PFD              65332v400     1165     2740 SH       SOLE                     1279              1462
Pacific & Atlantic Holdings    PFD              693743957     1087   108750 SH       SOLE                    63000             45750


</SEC-DOCUMENT>